Other investments - Asset management scheme (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other investments
Investment in unlisted limited partnership enterprise	¥ 73,870,000
Investment in Trust Scheme A
Other investments
Minimum initial investment					¥ 100,000,000
Fair value of investment	101,600,000		¥ 103,537,000
Investment in Trust Scheme B
Other investments
Minimum initial investment				¥ 100,000,000
Fair value of investment	103,729,000		¥ 105,112,000
Investment in an unlisted enterprise
Other investments
Investment in unlisted limited partnership enterprise	¥ 73,870,000	$ 10,409,000